INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2026
INTANGIBLE ASSETS, NET
Schedule of intangible assets with indefinite life

	As of
	December 31,	June 30,
	2025	2026
Intangible assets with indefinite lives:
Brand names	5,593	5,359
Master brand agreement	192	192
Intangible assets with finite lives:
Franchise or manachise agreements	249	228
Purchased software	159	160
Other intangible assets	76	73
Total	6,269	6,012
Less: Accumulated amortization	263	268
Less: Accumulated impairment loss	978	923
Total	5,028	4,821

Schedule of estimated amortization expense

Amortization for
Intangible Assets
Remainder of 2026	14
2027	24
2028	20
2029	19
2030	16
Thereafter	86
Total	179